UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

American Income Fund, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

(800) 677-3863
(Registrant's telephone number, including area code)

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1—Schedules of Investments.

Schedule of INVESTMENTS (unaudited)

American Income Fund	November 30, 2007

Description of Security	Principal Amount	Market Value (a)

(Percentages of each investment category relate to net assets)

High Yield Corporate Bonds — 24.2%
Basic Industry — 4.2%
Evraz Group, 8.25%, 11/10/15 (b)	$250,000	$248,775
FMG Finance Property, 10.00%, 9/1/13 (b)	250,000	275,000
Georgia Pacific, 7.13%, 1/15/17 (b)	250,000	239,375
Griffin Coal Mining, 9.50%, 12/1/16 (b)	200,000	190,000
Hexion, 9.75%, 11/15/14	250,000	268,750
Ineos Group Holdings, 8.50%, 2/15/16 (b)	150,000	135,000
Lyondell Chemical Company, 8.00%, 9/15/14	250,000	283,125
Massey Energy, 6.88%, 12/15/13	250,000	236,250
Momentive Performance Materials, 9.75%, 12/1/14 (b)	250,000	231,875
Newark Group, 9.75%, 3/15/14	200,000	192,000
Noble Group, 6.63%, 3/17/15 (b)	250,000	232,196
Noranda Aluminum Acquisition, 9.36%, 5/15/15 (b)	250,000	215,000
Nova Chemicals, 6.50%, 1/15/12	250,000	234,375
Sino Forest, 9.13%, 8/17/11 (b)	250,000	261,250
Stone Container, 8.38%, 7/1/12	200,000	195,500
		3,438,471
Capital Goods — 0.9%
Allied Waste North America, 6.13%, 2/15/14	300,000	288,750
L3 Communications, 7.63%, 6/15/12	300,000	307,875
Solo Cup, 8.50%, 2/15/14	150,000	129,750
		726,375
Communications — 3.6%
CCH I, 11.75%, 5/14/15	150,000	130,500
CCO Holding LLC, 8.75%, 11/15/13	500,000	488,750
CSC Holdings, Series B, 7.63%, 4/1/11	250,000	245,000
Dex Media, 8.00%, 11/15/13	200,000	191,000
DirectTV Holdings LLC, 8.38%, 3/15/13	250,000	259,375
Idearc, 8.00%, 11/15/16	250,000	233,750
Intelsat, 8.63%, 1/15/15	250,000	251,875
Level 3 Financing, 12.25%, 3/15/13	250,000	249,375
MetroPCS Wireless, 9.25%, 11/1/14	250,000	236,875
Panamsat, 9.00%, 6/15/16	250,000	253,750
Time Warner Telecommunications Holdings, 9.25%, 2/15/14	175,000	178,938
Vimpelcom, 8.25%, 5/23/16 (b)	250,000	253,175
		2,972,363
Consumer Cyclical — 4.4%
American Axle & Manufacturing, 7.88%, 3/1/17	250,000	231,250
Buffalo Thunder Development Authority, 9.38%, 12/14/15 (b)	250,000	225,000
Ford Motor, 7.45%, 7/16/31	250,000	188,750
Ford Motor Credit, 7.00%, 10/1/13	500,000	436,693
Galaxy Entertainment, 9.88%, 12/15/12 (b)	250,000	262,500
General Motors, 8.25%, 7/15/23	250,000	205,000
General Motors Acceptance Corporation,
5.63%, 5/15/09	300,000	283,600
6.88%, 9/15/11	200,000	174,740
Goodyear Tire & Rubber, 7.86%, 8/15/11	200,000	204,000
Hanesbrands, 8.73%, 12/15/14 (c)	250,000	246,250
KB Home, 7.75%, 2/1/10	150,000	140,250
Libbey Glass, 12.35%, 6/1/11 (c)	200,000	212,000
Michaels Stores, 10.00%, 11/1/14	150,000	142,875
Mohegan Tribal Gaming, 6.38%, 7/15/09	250,000	248,125
Rite Aid, 7.50%, 3/1/17	200,000	180,000
Wynn Las Vegas, 6.63%, 12/1/14	250,000	242,500
		3,623,533
Consumer Non Cyclical — 3.2%
Bausch & Lomb, 9.88%, 11/1/15 (b)	200,000	202,500

2007 Quarterly Report	1	American Income Fund

Schedule of INVESTMENTS (unaudited)

American Income Fund (continued)

Description of Security	Principal Amount	Market Value (a)

Cardinal Health 409, 9.50%, 4/15/15 (b)	$250,000	$227,500
Community Health Systems, 8.88%, 7/15/15	250,000	252,500
Delhaize America, 9.00%, 4/15/31	231,000	274,446
HCA, 6.50%, 2/15/16	350,000	291,375
Health Management Associates, 6.13%, 4/15/16	250,000	216,995
Omnicare, 6.75%, 12/15/13	200,000	184,000
Smithfield Foods, 7.75%, 5/15/13	250,000	247,500
Stater Brothers Holdings, 7.75%, 4/15/15	250,000	242,500
Supervalu, 7.50%, 5/15/12	250,000	262,296
Vitro SAB, 9.13%, 2/1/17	250,000	233,125
		2,634,737

Electric — 2.4%
Allegheny Energy Supply, 7.80%, 3/15/11	200,000	210,000
Ava Capital Trust III, 6.50%, 4/1/34 (c)	300,000	299,209
Dynegy Holdings, 7.75%, 6/1/19 (b)	500,000	450,000
ISA Capital do Brasil, 8.80%, 1/30/17 (b)	250,000	257,500
Reliant Energy, 7.63%, 6/15/14	250,000	241,250
Teco Energy, 7.20%, 5/1/11	250,000	262,899
Texas Competitive Electric Holdings, 10.25%, 11/1/15 (b)	250,000	240,625
		1,961,483

Energy — 0.6%
Chesapeake Energy, 7.00%, 8/15/14	250,000	250,000
Tesoro, 6.63%, 11/1/15	250,000	247,500
		497,500

Industrials Other — 0.8%
Briggs & Stratton, 8.88%, 3/15/11	282,000	299,272
Chart Industries, 9.13%, 10/15/15	300,000	310,500
		609,772

Natural Gas — 1.6%
El Paso Energy, Series MTN, 7.80%, 8/1/31	100,000	99,898
SemGroup, 8.75%, 11/15/15 (b)	250,000	238,750
Southern Union, 7.20%, 11/1/66 (c)	200,000	200,216
Targa Resources, 8.50%, 11/1/13 (b)	250,000	245,000
Williams, 7.13%, 9/1/11	500,000	525,000
		1,308,864

Real Estate — 0.5%
Greentown China Holdings, 9.00%, 11/8/13 (b)	200,000	181,000
Shimao Property Holdings Limited, 8.00%, 12/1/16 (b)	250,000	222,500
		403,500

Sovereigns — 1.0%
Republic of Panama, 7.25%, 3/15/15	500,000	551,250
Republic of Uruguay, 8.00%, 11/18/22	250,000	281,250
		832,500

Technology — 0.7%
First Data, 9.88%, 9/24/15 (b)	150,000	139,500
Lucent Technologies, 6.45%, 3/15/29	250,000	201,250
NXP BV/NXP Funding, 9.50%, 10/15/15	250,000	227,500
		568,250

Transportation — 0.3%
Hertz, 8.88%, 1/1/14	250,000	250,000

Total High Yield Corporate Bonds
(cost: $20,194,627)		19,827,348

U.S. Government Agency Mortgage-Backed Securities — 37.3%
Adjustable Rate (c) — 0.8%
Federal Home Loan Mortgage Corporation, 6.96%, 9/1/18, #605911	174	175

2007 Quarterly Report	2	American Income Fund

Schedule of INVESTMENTS (unaudited)

American Income Fund (continued)

Description of Security	Principal Amount	Market Value (a)

Federal National Mortgage Association,
6.80%, 7/1/27, #70179	$1,796	$1,792
6.549%, 10/1/32, #725110 (e)	341,202	348,304
Government National Mortgage Association, 6.13%, 12/20/22, #008096	289,065	293,133
		643,404

Fixed Rate — 36.5%
Federal Home Loan Mortgage Corporation, 6.50%, 8/1/30, #C43641	96,192	99,794
Federal Home Loan Mortgage Corporation Gold,
6.50%, 11/1/28, #C00676	280,508	291,011
5.50%, 10/1/33, #A15120 (e)	1,093,330	1,096,208
Federal National Mortgage Association,
4.00%, 11/1/10, #254956	1,570,925	1,542,827
6.00%, 12/1/13, #190179 (e)	298,504	303,939
7.50%, 5/1/15, #537440	29,299	30,494
7.00%, 6/1/17, #254384	212,769	221,606
7.00%, 7/1/17, #254414	281,541	293,234
6.00%, 9/1/17, #653368	224,994	230,464
5.00%, 11/1/18, #750989 (e)	493,488	494,777
5.00%, 2/1/19, #767182 (e)	797,542	799,626
5.00%, 2/1/21, #745279 (e)	791,049	791,012
5.50%, 4/1/21, #840466 (e)	1,265,429	1,280,450
6.00%, 5/1/29, #323702 (e)	487,859	499,072
6.50%, 5/1/31, #540814	101,870	105,359
7.00%, 9/1/31, #596680 (e)	373,630	387,138
7.00%, 3/1/32, #635970	187,827	197,226
6.50%, 6/1/32, #596712 (e)	537,401	552,176
5.50%, 6/1/33, #709700	736,943	740,039
5.50%, 11/1/33, #555967 (e)	1,753,623	1,760,990
6.00%, 11/1/34, #743642 (e)	499,704	509,208
5.50%, 12/1/33, #756202 (e)	1,071,136	1,075,636
6.00%, 1/1/34, #763687 (e)	858,436	873,914
5.50%, 1/1/34, #766070 (e)	896,563	899,561
6.00%, 3/1/34, #745324 (e)	1,021,916	1,043,576
6.00%, 1/1/35, #810225 (e)	733,043	746,261
6.50%, 10/1/08, #735273 (e)	947,583	979,694
5.50%, 3/1/35, #815979 (e)	1,527,659	1,531,172
5.00%, 7/1/35, #828346 (e)	1,993,164	1,955,398
5.50%, 3/1/36, #878059 (e)	1,381,989	1,384,572
6.00%, 6/1/36, #882685 (e)	3,524,211	3,582,458
5.00%, 6/1/37, #944244 (e)	1,493,239	1,463,535
Government National Mortgage Association,
6.50%, 4/15/33, #602233	342,422	356,089
5.50%, 8/15/33, #604567	1,132,846	1,149,964
6.00%, 7/15/34, #631574	556,634	571,416
		29,839,896

Total U.S. Government Agency Mortgage-Backed Securities
(cost: $30,218,983)		30,483,300

Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 39.8%
Adjustable Rate (c) — 11.8%
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 6.49%, 4/25/37	915,185	933,203
California Federal Bank Los Angeles, Series 1991-C12, Class A, 6.78%, 7/15/21 (d)	12,059	11,358
Goldman Sachs Mortgage Securities,
Series 2005-AR1, Class B1, 4.88%, 1/25/35	1,467,696	1,417,574
Series 2003-1, Class B2, 6.97%, 3/25/43	1,839,723	1,909,332
Series 2003-10, Class 1A1, 4.72%, 10/25/33	1,282,764	1,253,809
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 6.11%, 7/25/36	1,500,000	1,534,220
JP Morgan Mortgage Trust, Series 2006-A7, Class 3A4, 5.95%, 1/25/37	884,061	876,142
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 3A2, 5.94%, 9/25/36	898,663	895,181
Washington Mutual MCS Mortgage, Series 2003-AR3, Class B1, 5.24%, 6/25/33	673,084	691,859

2007 Quarterly Report	3	American Income Fund

Schedule of INVESTMENTS (unaudited)

American Income Fund (continued)

Description of Security	Principal Amount	Market Value (a)

Wells Fargo Mortgage-Backed Securities Trust, Series 2003-D, Class A1, 4.79%, 2/25/33	$160,749	$160,087
		9,682,765

Fixed Rate — 28.0%
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37	991,526	982,172
Citicorp Mortgage Securities, Series 2004-5, Class B3, 5.28%, 8/25/34	1,166,063	920,264
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2003-8, Class DB1, 6.25%, 4/25/33	1,452,993	1,468,854
Series 2005-11, Class 6A7, 6.00%, 12/25/35	1,000,000	935,233
Series 2005-12, Class DB4, 5.84%, 1/25/36	822,678	371,673
Countrywide Alternative Loan Trust,
Series 2004-28CB, Class 2A1, 5.00%, 1/25/35	501,708	494,755
Series 2005-7CB, Class 2A4, 5.50%, 4/25/35	750,000	754,303
First Horizon Alternative Mortgage Securities, Series 2005-FA5, 5.50%, Class 3A2, 8/25/35	1,278,032	1,234,253
GMAC Mortgage Corporation Loan Trust,
Series 2003-J9, Class A15, 5.00%, 1/25/34	1,325,000	1,300,889
Series 2004-J5, Class A7, 6.50%, 1/25/35	854,694	853,359
Goldman Sachs Mortgage Securities,
Series 2001-2, Class A, 7.50%, 6/19/32 (b)	289,954	307,267
Series 2005-4F, Class B1, 5.73%, 5/25/35	1,247,614	1,102,645
JP Morgan Alternative Loan Trust, Series 2006-SI, Class 1A19, 6.50%, 3/25/36	1,080,729	1,054,897
Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A, 6.15%, 10/25/34	1,143,310	1,162,247
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 (b)	1,077,855	1,125,894
Prime Mortgage Trust,
Series 2004-2, Class B2, 5.04%, 11/25/19	364,949	337,165
Series 2004-2, Class B3, 5.04%, 11/25/19	273,500	241,080
Residential Accredit Loans, Series 2003-QS12, Class M1, 5.00%, 6/25/18	890,169	839,039
Residential Asset Mortgage Products,
Series 2003-SL1, Class M2, 7.32%, 4/25/31	1,002,144	946,335
Series 2004-SL4, Class A3, 6.50%, 7/25/32	911,725	947,456
Washington Mutual MSC Mortgage, Series 2003-MS9, Class CB2, 7.46%, 4/25/33	379,701	336,708
Washington Mutual Mortgage, Series 2004-RA3, Class 2A, 6.38%, 8/25/38	448,585	457,977
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-7, Class A3, 4.50%, 8/25/18	618,487	615,986
Series 2004-7, Class 2A2, 5.00%, 7/25/19	683,724	680,519
Series 2004-7, Class B2, 4.72%, 7/25/19	612,987	561,435
Series 2004-7, Class B3, 4.72%, 7/25/19	459,947	402,378
Series 2005-3, Class A9, 5.50%, 5/25/35	1,690,727	1,348,445
Series 2007-9, Class 1A4, 5.50%, 7/25/37	1,240,000	1,102,245
		22,885,473

Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities
(cost: $33,365,703)		32,568,238

Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities — 12.7%
Fixed Rate — 8.2%
Federal Home Loan Mortgage Corporation,
Series 2690, Class OE, 5.00%, 11/15/28	1,274,000	1,278,548
Series 2972, Class KA, 4.50%, 6/15/18	741,532	733,654
Series 3294, Class DB, 4.50%, 3/15/22	1,000,000	964,206
Federal National Mortgage Association,
Series 2004-27, Class HB, 4.00%, 5/25/19 (e)	1,923,137	1,795,484
Series 2004-29, Class WG, 4.50%, 5/25/19	942,115	908,277
Series 2004-90, Class GA, 4.35%, 3/25/34	683,126	672,860
Series 2002-WI, Class 2A, 7.50%, 2/25/42	374,815	396,512
		6,749,541

Z-Bonds (f) — 4.5%
Federal Home Loan Mortgage Corporation, Series 2676, Class GZ, 4.50%, 9/15/33 (e)	1,828,250	1,574,946

2007 Quarterly Report	4	American Income Fund

Schedule of INVESTMENTS (unaudited)

American Income Fund (continued)

Description of Security	Principal Amount	Market Value (a)

Government National Mortgage Association, Series 2001-8, Class Z, 6.50%, 3/20/31	$2,039,907	$2,105,809
		3,680,755

Total Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities
(cost: $9,960,158)		10,430,296

Asset-Backed Securities — 10.2%
Commercial — 2.0%
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class D, 6.18%, 9/11/42 (b) (c)	475,000	384,566
JP Morgan Chase Commercial Mortgage Securities, Series 2005-LDP5, Class B, 5.50%, 12/15/44 (c)	425,000	406,447
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class C, 5.30%, 7/12/38	500,000	471,140
Morgan Stanley Capital I, Series 2005-HQ6, Class B, 5.15%, 8/13/42	445,000	419,024
		1,681,177

Credit Cards — 2.1%
American Express Issuance Trust, Series 2005-1, Class C, 4.98%, 8/15/11 (c)	435,000	420,134
Discover Card Master Trust, Series 2007-C1, Class C1, 4.97%, 1/15/13 (c)	370,000	357,432
Washington Mutual Master Note Trust, Series 2007-C1, Class C1, 6.01%, 5/15/14 (b) (c)	1,000,000	960,313
		1,737,879

Home Equity — 3.6%
Residential Funding Mortgage Securities II,
Series 2004-HI2, Class A4, 5.24%, 9/25/18	725,301	721,370
Series 2003-HI4, Class M1, 5.53%, 2/25/29 (g)	2,327,000	2,228,092
		2,949,462

Manufactured Housing — 1.3%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	263,631	263,919
Origen Manufactured Housing, Series 2005-B, Class M1, 5.99%, 1/15/37	750,000	774,984
		1,038,903

Other — 1.2%
Crown Castle Towers LLC, Series 2005-1A, Class D, 5.61%, 6/15/35 (b)	1,000,000	978,280

Total Asset-Backed Securities
(cost: $8,579,680)		8,385,701

Investment Grade Corporate Bonds — 3.1%
Basic Industry — 0.9%
Southern Copper, 7.50%, 7/27/35	400,000	428,464

2007 Quarterly Report	5	American Income Fund

Schedule of INVESTMENTS (unaudited)

American Income Fund (continued)

Description of Security	Principal Amount/ Shares	Market Value (a)

Vale Overseas, 6.25%, 1/11/16	$250,000	$253,497
		681,961

Communications — 0.5%
Qwest, 8.88%, 3/15/12	400,000	429,500

Consumer Non Cyclical — 0.6%
Fisher Scientific International, 6.75%, 8/15/14	500,000	514,766

Energy — 0.2%
TNK-BP Finance, 6.63%, 3/20/17 (b)	200,000	182,660

Finance — 0.3%
Capital One Financial, 6.75%, 9/15/17	200,000	195,557

Transportation — 0.6%
American Airlines, Series 99-1, 7.02%, 10/15/09	500,000	501,875

Total Investment Grade Corporate Bonds
(cost: $2,475,277)		2,506,319

Municipal Bond — 0.9%
Sullivan County, Tennessee, Health, Educational, and Housing Facilities Board, Hospital Revenue, Welmont Health System, 6.95%, 9/1/16
(cost: $695,000)	695,000	712,674

Preferred Stocks — 0.7%
Financials — 0.1%
Indymac Bank FSB (b)	5,000	67,813

Real Estate Investment Trusts — 0.4%
Ashford Hospitality Trust, Series D	5,000	105,500
iStar Financial, Series G	1,000	20,050
National Retail Properties, Series C	4,000	87,600
Northstar Realty Finance,
Series A	4,000	72,000
Series B	4,000	69,600
		354,750

Wireless Communication — 0.2%
United States Cellular	6,000	137,280

Total Preferred Stocks
(cost: $722,800)		559,843

Convertible Security — 0.1%
Basic Industry — 0.1%
Coeur D’Alene Mines, 1.25%, 1/15/24
(cost: $99,031)	$100,000	89,375

Short-Term Investments — 1.8%
Money Market Fund (h) — 1.6%
First American Prime Obligations Fund, Class Z	1,296,655	1,296,655

U.S. Treasury Obligation (i) — 0.2%
U.S. Treasury Bill, 4.05%, 12/20/07	$140,000	139,723

Total Short-Term Investments
(cost: $1,436,378)		1,436,378

2007 Quarterly Report	6	American Income Fund

Schedule of INVESTMENTS (unaudited)

American Income Fund (continued)

Market Value (a)

Total Investments in Securities (j) — 130.8%
(cost: $107,747,637)	$106,999,472

Other Assets and Liabilities — (30.8)%	(25,166,840)

Total Net Assets — 100.0%	$81,832,632

Notes to Schedule of Investments:

(a)
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc., on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Swaps are valued at the quotations received from an independent pricing service. Security valuations are performed once a week and at the end of each month.

As of November 30, 2007, the fund held a fair valued security with a value of $11,358, or 0.01% of total net assets.

(b)
Securities sold within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other "qualified institutional buyers". These securities have been determined to be liquid under guidelines established by the fund's board of directors. As of November 30, 2007, the value of these investments was $8,730,814 or 10.7% of total net assets.

(c)	Variable Rate Security - The rate shown is in effect as of November 30, 2007.

(d)	Security is fair valued and illiquid. As of November 30, 2007, the value of this investment was $11,358 or 0.01% of total net assets.

(e)	On November 30, 2007, securities valued at $27,729,107 were pledged as collateral for the following outstanding reverse repurchase agreements.

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$12,373,000	11/16/07	5.00%	12/17/07	$25,777	(1)
13,936,000	11/23/07	4.90%	12/24/07	15,175	(1)
$26,309,000				$40,952

* Interest rate as of November 30, 2007. Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.

2007 Quarterly Report	7	American Income Fund

Schedule of INVESTMENTS (unaudited)

American Income Fund (concluded)

Name of broker and description of collateral:
(1)	Goldman Sachs:
Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $1,093,330 par
Federal Home Loan Mortgage Corporation, 4.50%, 9/15/33, $1,828,250 par
Federal National Mortgage Association, 6.00%, 12/1/13, $298,504 par
Federal National Mortgage Association, 5.00%, 11/1/18, $493,488 par
Federal National Mortgage Association, 5.00%, 2/1/19, $797,542 par
Federal National Mortgage Association, 4.00%, 5/25/19, $1,923,137 par
Federal National Mortgage Association, 5.00%, 2/1/21, $791,049 par
Federal National Mortgage Association, 5.50%, 4/1/21, $1,265,429 par
Federal National Mortgage Association, 6.00%, 5/1/29, $487,859 par
Federal National Mortgage Association, 7.00%, 9/1/31, $373,630 par
Federal National Mortgage Association, 6.50%, 6/1/32, $537,401 par
Federal National Mortgage Association, 7.12%, 10/1/32, $341,202 par
Federal National Mortgage Association, 5.50%, 11/1/33, $1,753,623 par
Federal National Mortgage Association, 6.00%, 11/1/33, $499,704 par
Federal National Mortgage Association, 5.50%, 12/1/33, $1,071,136 par
Federal National Mortgage Association, 6.00%, 1/1/34, $858,436 par
Federal National Mortgage Association, 5.50%, 2/1/34, $896,563 par
Federal National Mortgage Association, 6.00%, 3/1/34, $1,021,916 par
Federal National Mortgage Association, 6.00%, 1/1/35, $733,043 par
Federal National Mortgage Association, 6.50%, 2/1/35, $947,583 par
Federal National Mortgage Association, 5.50%, 3/1/35, $1,527,659 par
Federal National Mortgage Association, 5.00%, 7/1/35, $1,993,164 par
Federal National Mortgage Association, 5.50%, 3/1/36, $1,381,989 par
Federal National Mortgage Association, 6.00%, 6/1/36, $3,524,211 par
Federal National Mortgage Association, 5.00%, 6/1/37, $1,493,239 par

(f)
Z-Bond - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents the current yield based upon the current cost basis and estimated future cash flows.

(g)	Delayed interest (Step Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s).

(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(i)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is effective yield as of November 30, 2007.

(j)	On November 30, 2007, the cost of investments in securities was $107,747,637. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$1,604,195
Gross unrealized depreciation	(2,352,360)
Net unrealized depreciation	$(748,165)

Schedule of Open Futures Contracts

Description	Number of Contracts Sold	Notional Contract Value	Settlement Month	Unrealized Depreciation
U.S. Treasury 5 Year Note Futures	88	$(9,689,627)	March 2008	$(19,450)
U.S. Treasury 10 Year Note Futures	42	(4,754,530)	March 2008	(2,350)
U.S. Treasury Long Bond Futures	20	(2,343,750)	March 2008	(21,828)
				$(43,628)

Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank	Dow Jones CDX HVOL9	Buy	1.40%	12/20/12	$2,800,000	$1,467
UBS	Dow Jones CDX EM8	Buy	1.75%	12/20/12	2,000,000	31,557
UBS	Republic of Turkey	Buy	1.48%	7/20/12	300,000	2,502
						$35,526

2007 Quarterly Report	8	American Income Fund

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:  /s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President

Date: January 17, 2008

By:  /s/ Charles D. Gariboldi, Jr.

Charles D. Gariboldi, Jr.
Treasurer

Date: January 17, 2008